UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright  Street Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   9/30/12

Item 1.  Reports to Stockholders.

Equinox Funds trust

EQUINOX ABRAHAM Strategy fund

Equinox absolute return plus strategy fund

Equinox cantab strategy fund

Equinox Chesapeake strategy fund

Equinox crabel Two plus strategy fund

Equinox Eclipse strategy fund

Equinox john locke strategy fund

Equinox qcm strategy fund

Equinox Tiverton strategy fund

Annual Report

September 30, 2012

1-888-643-3431

www.equinoxfundmanagement.com

Distributed by Northern Lights Distributors, LLC

Equinox Alternative Strategy Platform:

Annual Letter to Shareholders for the Year Ended September 30, 2012

Seven Equinox single-CTA strategy funds on the Equinox Alternative Strategy Platform (the “Funds”) began operations during the fiscal year ended September 30, 2012 with an initial NAV of $10.00.

The Funds’ investment objective is to seek long-term capital appreciation.  The Funds pursue their investment objectives by investing, directly or indirectly through its wholly-owned subsidiary (the “Subsidiary”), in a combination of

(i)

trading companies that employ the managed futures programs of a single commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission, and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of said CTA;1 and

(ii)

an actively managed fixed-income portfolio.

Table 1: Comparative Performance of the Fund, October 1, 2011 to September 30, 2012

	Return	Inception
Equinox Abraham Strategy Fund (EABIX)	−2.10%	9/10/2012
Equinox Absolute Return Plus Strategy Fund (EMEIX)	0.40%	9/12/2012
Equinox Chesapeake Strategy Fund (EQCHX)	−4.60%	9/10/2012
Equinox Eclipse Strategy Fund (EECIX)	3.50%	4/18/2012
Equinox John Locke Strategy Fund (EJLIX)	−2.50%	2/27/2012
Equinox QCM Strategy Fund (EQQCX)	1.80%	2/27/2012
Equinox Tiverton Strategy Fund (EQTVX)	−1.50%	4/23/2012

PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

Performance displayed represents past performance, which is no guarantee of future results. Total returns reflect the reinvestment of all dividends.

1 A “Managed Futures Program” generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. A “Trading Company” is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.  Please see each Fund’s Prospectus for a detailed description of the individual CTA trading programs.

For the year, returns of the Class I Shares are shown in the Table below.  Since each Fund had a different inception date and the period of operation for each Fund is short and variable across the Funds, it is not particularly meaningful to comment on each individual Fund’s performance, compare performance to a benchmark, or attempt to provide detailed performance attribution at this time.  Instead, we provide a general market commentary and outlook below that lays out our views on current market conditions for investors.

Market Commentary and Outlook

It is worth recapping the events of the last 12 months and how they have affected CTAs.  Three key factors have affected both the real economy and financial markets over this period: global balance sheet deleveraging, political changes, and unprecedented monetary policy easing by major central banks. Of these, the actions of central bankers around the globe have played the most important role. Low interest rates, subdued inflation, and high-dividend yields, among other factors, have led to a significant rally in global equities. However, even these rising equity markets have been characterized less by sustained trends and more by repeated whipsawing. The same has been broadly true for other market sectors (energy, metals, agricultural commodities, interest rates and currencies), as well. This prevailing “risk on, risk off” climate has not been conducive for most CTA programs.  It is Equinox’s view, that central bank actions and interventions cannot persist indefinitely, and that markets are likely to revert to more “normal” conditions, where fundamental economic forces and trends, rather than interventions, are once again the dominant force in the markets.

Many market professionals have also expressed the view that the bull market in equities may not be sustainable based on fundamentals, and that it may be important to consider rebalancing of investment portfolios.  Investors should bear in mind that CTA programs have historically offered useful diversification benefits, with the potential for attractive risk-adjusted returns over the long term. In our opinion, the asset class should continue to offer these potential benefits in a macro environment that is still challenging and a geopolitical outlook that remains fraught with uncertainty.

Some of the risks we perceive on the horizon include:

The U.S. Fiscal Cliff:  Negotiations in Congress are likely to remain mired in partisan political gridlock and the ultimate outcome remains uncertain.

Eurozone Escalation:  With Germany’s reluctance to contribute further aid to any bailout funds and the ongoing crises in Greece and Spain, a re-emergence of the Euro-zone sovereign debt crisis remains a distinct possibility.

China Hard Landing and Slowdown in India:  The failure of policymakers in China and India to respond to slowing growth could pose daunting challenges to global expansion.

The Middle East: The situations in Libya, Turkey, Syria, Israel, and Iran, among others, continue to contribute to the potentially explosive climate in this part of the world.

Given these risks, economic growth is likely to remain sluggish, and markets could continue to be volatile, with uncertain prospects for riskier assets. The probability of tail events may appear slightly lower than it was a year ago, but it has by no means vanished completely.

Difficult market conditions, the prevailing climate of uncertainty, and the unpredictable nature of financial markets and most asset classes pose serious challenges for investors and investment professionals.  As always, we encourage investors to focus on holding a portfolio that contains a strategic mix of traditional assets and alternative asset classes, appropriate for their long-term goals.  A well-balanced portfolio can provide protection from volatility, while also affording opportunities for potential long-term growth.  We believe that the Fund or any combination of the Funds can play an important part in such a portfolio because of its potential for earning absolute returns with low volatility, and the potential diversification benefits afforded by its low correlation with most other asset classes.

1896-NLD-11/21/2012

EASP352

Equinox Abraham Strategy Fund
PORTFOLIO REVIEW
September 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2012, as compared to its benchmark:

		Start of Performance ** -
		September 30, 2012
Equinox Abraham Strategy Fund
Class I		(2.10)%
Barclay BTOP50 Index ***		(9.35)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is September 10, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2012 there are 23 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Other/Cash & Cash Equivalents Less Liabilities	100.0%
	100.0%

Equinox Absolute Return Plus Strategy Fund
PORTFOLIO REVIEW
September 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2012, as compared to its benchmark:

			Start of Performance ** -
			September 30, 2012
Equinox Absolute Return Plus Strategy Fund
Class I			0.40%
Barclay BTOP50 Index ***			(11.33)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is September 12, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2012 there are 23 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

	Holdings by Asset Class	% of Net Assets
	Systematic Trading Companies	16.0%
	Other/Cash & Cash Equivalents Less Liabilities	84.0%
		100.0%

Equinox Cantab Strategy Fund
PORTFOLIO REVIEW
September 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2012, as compared to its benchmark:

		Commencement of Operations ** -
		September 30, 2012
Equinox Cantab Strategy Fund
Class I		0.00%
Barclay BTOP50 Index ***		0.59%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2012 there are 23 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Other/Cash & Cash Equivalents Less Liabilities	100.0%
	100.0%

Equinox Chesapeake Strategy Fund
PORTFOLIO REVIEW
September 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2012, as compared to its benchmark:

		Start of Performance ** -
		September 30, 2012
Equinox Chesapeake Strategy Fund
Class I		(4.60)%
Barclay BTOP50 Index ***		(9.35)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is September 10, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2012 there are 23 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Other/Cash & Cash Equivalents Less Liabilities	100.0%
	100.0%

Equinox Crabel Two Plus Strategy Fund
PORTFOLIO REVIEW
September 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2012, as compared to its benchmark:

		Commencement of Operations ** -
		September 30, 2012
Equinox Crabel Two Plus Strategy Fund
Class I		0.00%
Barclay BTOP50 Index ***		0.59%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2012 there are 23 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Other/Cash & Cash Equivalents Less Liabilities	100.0%
	100.0%

Equinox Eclipse Strategy Fund
PORTFOLIO REVIEW
September 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2012, as compared to its benchmark:

		Start of Performance ** -
		September 30, 2012
Equinox Eclipse Strategy Fund
Class I		3.50%
Barclay BTOP50 Index ***		0.47%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is January 25, 2012. Start of performance is April 18, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2012 there are 23 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Systematic Trading Companies	20.3%
Other/Cash & Cash Equivalents Less Liabilities	79.7%
	100.0%

Equinox John Locke Strategy Fund
PORTFOLIO REVIEW
September 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2012, as compared to its benchmark:

		Start of Performance ** -
		September 30, 2012
Equinox John Locke Strategy Fund
Class I		(2.50)%
Barclay BTOP50 Index ***		(1.39)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is January 25, 2012. Start of performance is February 27, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2012 there are 23 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Systematic Trading Companies	24.6%
Other/Cash & Cash Equivalents Less Liabilities	75.4%
	100.0%

Equinox QCM Strategy Fund
PORTFOLIO REVIEW
September 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2012, as compared to its benchmark:

		Start of Performance ** -
		September 30, 2012
Equinox QCM Strategy Fund
Class I		1.80%
Barclay BTOP50 Index ***		(1.39)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is January 25, 2012. Start of performance is February 27, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2012 there are 23 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Systematic Trading Companies	24.0%
Other/Cash & Cash Equivalents Less Liabilities	76.0%
	100.0%

Equinox Tiverton Strategy Fund
PORTFOLIO REVIEW
September 30, 2012 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2012, as compared to its benchmark:

		Start of Performance ** -
		September 30, 2012
Equinox Tiverton Strategy Fund
Class I		(1.50)%
Barclay BTOP50 Index ***		0.70%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is April 23, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2012 there are 23 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Systematic Trading Companies	7.6%
Other/Cash & Cash Equivalents Less Liabilities	92.4%
	100.0%

Equinox Abraham Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2012
Shares		Value
	TOTAL INVESTMENTS - 0.0% (Cost - $0)	$ -
	OTHER ASSETS AND LIABILITIES - NET - 100.0%	19,759
	TOTAL NET ASSETS - 100.0%	$ 19,759

	SWAP+	Unrealized Gain (Loss)

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the managed futures program of Abraham Trading Company (“Abraham”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Abraham that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.35% fee to Deutsche Bank accrued on the notional level of the swap. (Notional Value $10,000)

$ (219)
	Total Net Unrealized Loss on Swap Contract	$ (219)

+ All or a portion of this investment is a holding of Equinox Abraham Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Absolute Return Plus Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2012
	Shares		Value
SYSTEMATIC TRADING COMPANIES - 16.0%
	41	E2 Mesirow Trade Co. - Absolute Return Plus Program LLC +*
		(Cost - $3,912)	$ 4,001

		TOTAL INVESTMENTS - 16.0% (Cost $3,912) (a)	$ 4,001
		OTHER ASSETS AND LIABILITIES - NET - 84.0%	21,073
		TOTAL NET ASSETS - 100.0%	$ 25,074

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,001 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ -

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox Absolute Return Plus Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Cantab Strategy Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012
Shares		Value

	TOTAL INVESTMENTS - 0.0% (Cost - $0)	$ -
	OTHER ASSETS AND LIABILITIES - NET - 100.0%	11,000
	TOTAL NET ASSETS - 100.0%	$ 11,000

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2012
	Shares		Value
		TOTAL INVESTMENTS - 0.0% (Cost - $0)	$ -
		OTHER ASSETS AND LIABILITIES - NET - 100.0%	9,533
		TOTAL NET ASSETS - 100.0%	$ 9,533

		SWAP+	Unrealized Gain (Loss)

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Chesapeake Capital Corporation (“Chesapeake”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Chesapeake that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.35% fee to Deutsche Bank accrued on the notional level of the swap. (Notional Value $10,000)

$ (454)
		Total Net Unrealized Loss on Swap Contract	$ (454)

+	All or a portion of this investment is a holding of Equinox Chesapeake Strategy Fund Limited

See accompanying notes to consolidated financial statements.

Equinox Crabel Two Plus Strategy Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012
Shares		Value
	TOTAL INVESTMENTS - 0.0% (Cost - $0)	$ -
	OTHER ASSETS AND LIABILITIES - NET - 100.0%	1,000
	TOTAL NET ASSETS - 100.0%	$ 1,000

See accompanying notes to consolidated financial statements.

Equinox Eclipse Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2012
	Shares		Value

SYSTEMATIC TRADING COMPANIES - 20.3%
	345	E2 Eclipse Trade Co. - Global Monetary Program LLC +*
		(Cost - $30,800)	$ 31,256

		TOTAL INVESTMENTS - 20.3% (Cost - $30,800) (a)	$ 31,256
		OTHER ASSETS AND LIABILITIES - NET - 79.7%	122,450
		TOTAL NET ASSETS - 100.0%	$ 153,706

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,256 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ -

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox Eclipse Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox John Locke Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2012
	Shares		Value
SYSTEMATIC TRADING COMPANIES - 24.6%
	9,198	E2 John Locke Trade Co. - Cyril Program LLC + *
		(Cost $899,677)	$ 844,846

		TOTAL INVESTMENTS - 24.6% (Cost - $899,677) (a)	$ 844,846
		OTHER ASSETS AND LIABILITIES - NET - 75.4%	2,592,327
		TOTAL NET ASSETS - 100.0%	$ 3,437,173

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $844,846 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ -

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox John Locke Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox QCM Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2012
	Shares		Value
SYSTEMATIC TRADING COMPANIES - 24.0%
	35	E2 QCM Trade Co. - Global Diversified Program LLC +*
		(Cost - $2,144)	$ 2,502

		TOTAL INVESTMENTS - 24.0% (Cost - $2,144) (a)	$ 2,502
		OTHER ASSETS AND LIABILITIES - NET - 76.0%	7,918
		TOTAL NET ASSETS - 100.0%	$ 10,420

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,502 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ -

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox QCM Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Tiverton Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2012
	Shares		Value
SYSTEMATIC TRADING COMPANIES - 7.6%
	17	E2 Tiverton Trade Co. - Discretionary Program LLC +*
		(Cost - $1,605)	$ 1,504

		TOTAL INVESTMENTS - 7.6% (Cost - $1,605) (a)	$ 1,504
		OTHER ASSETS AND LIABILITIES - NET - 92.4%	18,346
		TOTAL NET ASSETS - 100.0%	$ 19,850

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,504 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ -

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox Tiverton Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2012

	Abraham		Absolute Return Plus	Cantab
	Strategy Fund *		Strategy Fund *	Strategy Fund
ASSETS
Investment securities:
At cost	$ -		$ 3,912	$ -
At fair value	$ -		$ 4,001	$ -
Cash	18,000		21,088	11,000
Swap margin balance	2,000	(1)	-	-
Receivable due from Advisor	12,650		12,683	1,000
TOTAL ASSETS	32,650		37,772	12,000

LIABILITIES
Unrealized depreciation on swap contract	219		-	-
Fees payable to other affiliates	2,777		2,777	-
Accrued expenses and other liabilities	9,895		9,921	1,000
TOTAL LIABILITIES	12,891		12,698	1,000
NET ASSETS	$ 19,759		$ 25,074	$ 11,000

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 19,978		$ 25,000	$ 11,000
Accumulated net investment loss	-		(15)	-
Net unrealized appreciation (depreciation) on investments
and swap contract	(219)		89	-
NET ASSETS	$ 19,759		$ 25,074	$ 11,000

Net Asset Value Per Share:

Class I Shares:
Net Assets	$ 19,759		$ 25,074	$ 11,000
Shares of beneficial interest outstanding	2,018		2,497	1,100
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.79		$ 10.04	$ 10.00

*	The Abraham Strategy Fund and Absolute Return Plus Strategy Fund statements are presented on consolidated basis.
(1) This balance has been pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2012 (Continued)

	Chesapeake		Crabel Two Plus	Eclipse
	Strategy Fund *		Strategy Fund	Strategy Fund *
ASSETS
Investment securities:
At cost	$ -		$ -	$ 30,800
At fair value	$ -		$ -	$ 31,256
Cash	8,000		1,000	131,692
Swap margin Balance	2,000	(1)	-	-
Receivable due from Advisor	13,396		1,000	20,086
TOTAL ASSETS	23,396		2,000	183,034

LIABILITIES
Unrealized depreciation on swap contract	454		-	-
Fees payable to other affiliates	2,779		-	3,942
Accrued expenses and other liabilities	10,630		1,000	25,386
TOTAL LIABILITIES	13,863		1,000	29,328
NET ASSETS	$ 9,533		$ 1,000	$ 153,706

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 9,987		$ 1,000	$ 152,819
Accumulated net investment loss	-		-	(346)
Accumulated net realized gain on investments and swap contract	-		-	777
Net unrealized appreciation (depreciation) on
investments and swap contract	(454)		-	456
NET ASSETS	$ 9,533		$ 1,000	$ 153,706

Net Asset Value Per Share:

Class I Shares:
Net Assets	$ 9,533		$ 1,000	$ 153,706
Shares of beneficial interest outstanding	1,000		100	14,852
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.53		$ 10.00	$ 10.35

*	The Chesapeake Strategy Fund and Eclipse Strategy Fund statements are presented on a consolidated basis.
(1) This balance has been pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2012 (Continued)

	John Locke	QCM	Tiverton
	Strategy Fund *	Strategy Fund *	Strategy Fund *
ASSETS
Investment securities:
At cost	$ 899,677	$ 2,144	$ 1,605
At fair value	$ 844,846	$ 2,502	$ 1,504
Cash	2,608,284	12,816	47,393
Receivable due from Advisor	24,303	19,483	-
Dividends and interest receivable	9	-	-
TOTAL ASSETS	3,477,442	34,801	48,897

LIABILITIES
Due to Advisor	-	-	5,079
Fees payable to other affiliates	5,321	6,801	5,915
Accrued expenses and other liabilities	34,948	17,580	18,053
TOTAL LIABILITIES	40,269	24,381	29,047
NET ASSETS	$ 3,437,173	$ 10,420	$ 19,850

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 3,479,227	$ 10,000	$ 19,951
Accumulated net investment loss	(9,906)	(53)	-
Accumulated net realized gain on investments and swap contract	22,683	115	-
Net unrealized appreciation (depreciation) of
investments and swap contracts	(54,831)	358	(101)
NET ASSETS	$ 3,437,173	$ 10,420	$ 19,850

Net Asset Value Per Share:

Class I Shares:
Net Assets	$ 3,437,173	$ 10,420	$ 19,850
Shares of beneficial interest outstanding	352,502	1,024	2,015
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.75	$ 10.18	$ 9.85

*	The John Locke Strategy Fund, QCM Strategy Fund and Tiverton Strategy Fund statements are presented on a consolidated basis.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
STATEMENTS OF OPERATIONS
For the Period from Commencement of Operations Through September 30, 2012+

	Abraham	Absolute Return	Cantab
	Strategy Fund *	Plus Strategy Fund *	Strategy Fund

EXPENSES
Investment advisory fees	$ 7	$ 8	$ 5
Professional fees	4,410	4,410	11,389
Registration fees	-	-	2,576
Trustees fees and expenses	57	84	-
Transfer agent fees	1,088	1,089	1,305
Administrative services fees	1	1	-
Accounting services fees	1,355	1,354	2,764
Compliance officer fees	334	333	-
Printing and postage expenses	4,800	4,800	440
Custodian fees	557	557	153
Other expenses	480	480	-
TOTAL EXPENSES	13,089	13,116	18,632

Less: Fees waived/reimbursed by the Advisor	(13,067)	(13,101)	(18,632)

NET EXPENSES	22	15	-
NET INVESTMENT INCOME (LOSS)	(22)	(15)	-

UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized appreciation (depreciation) on:
Investments	-	89	-
Swap contract	(219)	-	-

NET UNREALIZED GAIN (LOSS) ON INVESTMENTS	(219)	89	-

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ (241)	$ 74	$ -

+	The Abraham Strategy Fund, Absolute Return Plus Strategy Fund, and Cantab Strategy Fund commenced operations on April 19, 2012.
*	The Abraham Strategy Fund and Absolute Return Plus Strategy Fund statements are presented on consolidated basis.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
STATEMENTS OF OPERATIONS
For the Period from Commencement of Operations Through September 30, 2012+

	Chesapeake	Crabel Two Plus	Eclipse
	Strategy Fund *	Strategy Fund	Strategy Fund *
INVESTMENT INCOME
Interest	$ -	$ -	$ 4

EXPENSES
Investment advisory fees	5	3	232
Professional fees	4,409	11,389	27,986
Registration fees	-	2,576	-
Trustees fees and expenses	793	-	244
Transfer agent fees	1,089	1,305	7,530
Administrative services fees	1	-	793
Accounting services fees	1,355	2,764	9,369
Compliance officer fees	334	-	1,707
Printing and postage expenses	4,800	420	4,595
Custodian fees	557	153	3,855
Other expenses	480	-	2,878
TOTAL EXPENSES	13,823	18,610	59,189

Less: Fees waived/reimbursed by the Advisor	(13,810)	(18,610)	(58,839)

NET EXPENSES	13	-	350
NET INVESTMENT INCOME (LOSS)	(13)	-	(346)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	-	-	777
Net change in unrealized appreciation (depreciation) on:
Investments	-	-	456
Swap contract	(454)	-	-
	(454)	-	456
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND SWAP CONTRACT	(454)	-	1,233

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ (467)	$ -	$ 887

+	The Eclipse Strategy Fund commenced operations on January 25, 2012. The Chesapeake Strategy Fund and Crabel Two Plus Strategy Fund
commenced operations on April 19, 2012.
*	The Chesapeake Strategy Fund and Eclipse Strategy Fund statements are presented on a consolidated basis.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
STATEMENTS OF OPERATIONS
For the Period from Commencement of Operations Through September 30, 2012+

	John Locke	QCM	Tiverton
	Strategy Fund *	Strategy Fund *	Strategy Fund *
INVESTMENT INCOME
Interest	$ 108	$ 2	$ 1

EXPENSES
Investment advisory fees	6,811	37	33
Professional fees	29,689	17,689	11,699
Trustees fees and expenses	4,708	156	99
Transfer agent fees	9,798	9,798	7,167
Administrative services fees	1,581	678	668
Accounting services fees	12,191	12,191	8,917
Compliance officer fees	1,502	2,502	2,196
Printing and postage expenses	10,001	10,001	10,000
Custodian fees	4,016	5,015	2,700
Other expenses	3,000	3,000	3,000
TOTAL EXPENSES	83,297	61,067	46,479

Less: Fees waived/reimbursed by the Advisor	(73,283)	(61,012)	(46,429)

NET EXPENSES	10,014	55	50
NET INVESTMENT INCOME (LOSS)	(9,906)	(53)	(49)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	22,683	115	-
Net change in unrealized appreciation (depreciation) on:
Investments	(54,831)	358	(101)
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS	(32,148)	473	(101)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ (42,054)	$ 420	$ (150)

+	The John Locke Strategy Fund and the QCM Strategy Fund commenced operations on January 25, 2012. The Tiverton Strategy Fund commenced operations on April 19, 2012.
*	The John Locke Strategy Fund, QCM Strategy Fund and Tiverton Strategy Fund statements are presented on a consolidated basis.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
STATEMENTS OF CHANGES IN NET ASSETS
For the Period from Commencement of Operations Through September 30, 2012+

	Abraham	Absolute Return Plus	Cantab
	Strategy Fund *	Strategy Fund *	Strategy Fund
FROM OPERATIONS
Net investment income (loss)	$ (22)	$ (15)	$ -
Net change in unrealized appreciation (depreciation) on
investments and swap contract	(219)	89	-
Net increase (decrease) in net assets resulting from operations	(241)	74	-
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	95,000	25,000	11,000
Payments for shares redeemed:	(75,000)	-	-
Net increase in net assets from shares of beneficial interest	20,000	25,000	11,000

TOTAL INCREASE IN NET ASSETS	19,759	25,074	11,000

NET ASSETS
Beginning of Period	-	-	-
End of Period**	$ 19,759	$ 25,074	$ 11,000
** Includes accumulated net investment loss of:	$ -	$ (15)	$ -

SHARE ACTIVITY
Shares Sold	9,518	2,497	1,100
Shares Redeemed	(7,500)	-	-
Net increase in shares of beneficial interest outstanding	2,018	2,497	1,100

+	The Abraham Strategy Fund, Absolute Return Plus Strategy Fund, and Cantab Strategy Fund commenced operations on April 19, 2012.
*	The Abraham Strategy Fund and Absolute Return Plus Strategy Fund statements are presented on consolidated basis.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Period from Commencement of Operations Through September 30, 2012+

	Chesapeake	Crabel Two Plus	Eclipse
	Strategy Fund *	Strategy Fund	Strategy Fund *
FROM OPERATIONS
Net investment income (loss)	$ (13)	$ -	$ (346)
Net realized gain (loss) on investments and swap contract	-	-	777
Net change in unrealized appreciation (depreciation) on
investments and swap contract	(454)	-	456
Net increase (decrease) in net assets resulting from operations	(467)	-	887
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	10,000	1,000	152,819
Net increase in net assets from shares of beneficial interest	10,000	1,000	152,819

TOTAL INCREASE IN NET ASSETS	9,533	1,000	153,706

NET ASSETS
Beginning of Period	-	-	-
End of Period**	$ 9,533	$ 1,000	$ 153,706
** Includes accumulated net investment loss of:	$ -	$ -	$ (346)

SHARE ACTIVITY
Shares Sold	1,000	100	14,852
Net increase in shares of beneficial interest outstanding	1,000	100	14,852

+	The Eclipse Strategy Fund commenced operations on January 25, 2012. The Chesapeake Strategy Fund and Crabel Two Plus Strategy Fund commenced operations on April 19, 2012.
*	The Chesapeake Strategy Fund and Eclipse Strategy Fund statements are presented on a consolidated basis.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Period from Commencement of Operations Through September 30, 2012+

	John Locke	QCM	Tiverton
	Strategy Fund *	Strategy Fund *	Strategy Fund *
FROM OPERATIONS
Net investment income (loss)	$ (9,906)	$ (53)	$ (49)
Net realized gain (loss) on investments	22,683	115	-
Net change in unrealized appreciation (depreciation) on
investments	(54,831)	358	(101)
Net increase (decrease) in net assets resulting from operations	(42,054)	420	(150)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	3,596,696	10,000	20,000
Payments for shares redeemed:	(117,469)	-	-
Net increase in net assets from shares of beneficial interest	3,479,227	10,000	20,000

TOTAL INCREASE IN NET ASSETS	3,437,173	10,420	19,850

NET ASSETS
Beginning of Period	-	-	-
End of Period**	$ 3,437,173	$ 10,420	$ 19,850
** Includes accumulated net investment loss of:	$ (9,906)	$ (53)	$ -

SHARE ACTIVITY
Shares Sold	364,509	1,024	2,015
Shares Redeemed	(12,007)	-	-
Net increase in shares of beneficial interest outstanding	352,502	1,024	2,015

+	The John Locke Strategy Fund and QCM Strategy Fund commenced operations on January 25, 2012. The Tiverton Strategy Fund commenced operations on April 19, 2012.
*	The John Locke Strategy Fund, QCM Strategy Fund and Tiverton Strategy Fund statements are presented on a consolidated basis.

See accompanying notes to consolidated financial statements.

Equinox Abraham Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
September 30, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.04)
Net realized and unrealized
loss on investments	(0.17)
Total from investment operations	(0.21)

Net asset value, end of period	$ 9.79

Total return (5)	(2.10)%

Net assets, at end of period (000's)	$ 20

Ratio of gross expenses to average
net assets (3)(4)	650.63%
Ratio of net expenses to average
net assets (4)	1.10%
Ratio of net investment loss
to average net assets (4)	(1.10)%

Portfolio Turnover Rate (5)	0%

(1) The Equinox Abraham Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Absolute Return Plus Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
September 30, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.05)
Net realized and unrealized
gain on investments	0.09
Total from investment operations	0.04

Net asset value, end of period	$ 10.04

Total return (5)	0.40%

Net assets, at end of period (000's)	$ 25

Ratio of gross expenses to average
net assets (3)(4)	932.87%
Ratio of net expenses to average
net assets (4)	1.10%
Ratio of net investment loss
to average net assets (4)	(1.10)%

Portfolio Turnover Rate (5)	0%

(1) The Equinox Absolute Return Plus Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Cantab Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class I
		Period Ended
		September 30, 2012 (1)
Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	-

Net asset value, end of period		$ 10.00

Total return (5)		0.00%

Net assets, at end of period (000's)		$ 11

Ratio of gross expenses to average
	net assets (3)(4)	2695.28%
Ratio of net expenses to average
	net assets (4)	0.00%
Ratio of net investment income (loss)
	to average net assets (4)	0.00%

Portfolio Turnover Rate (5)		0%

(1)	The Equinox Cantab Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
September 30, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)
Net realized and unrealized
loss on investments	(0.42)
Total from investment operations	(0.47)

Net asset value, end of period	$ 9.53

Total return (5)	(4.60)%

Net assets, at end of period (000's)	$ 10

Ratio of gross expenses to average
net assets (3)(4)	1218.72%
Ratio of net expenses to average
net assets (4)	1.10%
Ratio of net investment loss
to average net assets (4)	(1.10)%

Portfolio Turnover Rate (5)	0%

(1) The Equinox Chesapeake Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Crabel Two Plus Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class I
		Period Ended
		September 30, 2012 (1)
Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	-

Net asset value, end of period		$ 10.00

Total return (5)		0.00%

Net assets, at end of period (000's)		$ 1

Ratio of gross expenses to average
	net assets (3)(4)	4178.45%
Ratio of net expenses to average
	net assets (4)	0.00%
Ratio of net investment income (loss)
	to average net assets (4)	0.00%

Portfolio Turnover Rate (5)		0%

(1)	The Equinox Crabel Two Plus Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Eclipse Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
September 30, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.07)
Net realized and unrealized
gain (loss) on investments	0.42
Total from investment operations	0.35

Net asset value, end of period	$ 10.35

Total return (5)	3.50%

Net assets, at end of period (000's)	$ 154

Ratio of gross expenses to average
net assets (3)(4)	186.07%
Ratio of net expenses to average
net assets (4)	1.10%
Ratio of net investment loss
to average net assets (4)	(1.09)%

Portfolio Turnover Rate (5)	51%

(1) The Equinox Eclipse Strategy Fund commenced operations on January 25, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.

See accompanying notes to consolidated financial statements.

Equinox John Locke Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
September 30, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.07)
Net realized and unrealized
loss on investments	(0.18)
Total from investment operations	(0.25)

Net asset value, end of period	$ 9.75

Total return (5)	(2.50)%

Net assets, at end of period (000's)	$ 3,437

Ratio of gross expenses to average
net assets (3)(4)	9.15%
Ratio of net expenses to average
net assets (4)	1.10%
Ratio of net investment loss
to average net assets (4)	(1.09)%

Portfolio Turnover Rate (5)	45%

(1) The Equinox John Locke Strategy Fund commenced operations on January 25, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.

See accompanying notes to consolidated financial statements.

Equinox QCM Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
September 30, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.07)
Net realized and unrealized
gain (loss) on investments	0.25
Total from investment operations	0.18

Net asset value, end of period	$ 10.18

Total return (6)	1.80%

Net assets, at end of period (000's)	$ 10

Ratio of gross expenses to average
net assets (3)(4)	1225.56%
Ratio of net expenses to average
net assets (4)	1.10%
Ratio of net investment loss
to average net assets (4)	(1.07)%

Portfolio Turnover Rate (5)	65%

(1) The Equinox QCM Strategy Fund commenced operations on January 25, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Tiverton Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
September 30, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)
Net realized and unrealized
loss on investments	(0.10)
Total from investment operations	(0.15)

Net asset value, end of period	$ 9.85

Total return (5)	(1.50)%

Net assets, at end of period (000's)	$ 20

Ratio of gross expenses to average
net assets (3)(4)	1012.08%
Ratio of net expenses to average
net assets (4)	1.10%
Ratio of net investment loss
to average net assets (4)	(1.08)%

Portfolio Turnover Rate (5)	0%

(1) The Equinox Tiverton Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2012

1.

ORGANIZATION

The Equinox Abraham Strategy Fund (“Abraham Strategy”), Equinox Absolute Return Plus Strategy Fund (“Absolute Return Plus Strategy”), Equinox Cantab Strategy Fund (“Cantab Strategy”), Equinox Chesapeake Strategy Fund (“Chesapeake Strategy”), Equinox Crabel Two Plus Strategy Fund (“Crabel Strategy”), Equinox Eclipse Strategy Fund (“Eclipse Strategy”), Equinox John Locke Strategy Fund (“John Locke Strategy”) Equinox QCM Strategy Fund (“QCM Strategy”) and Equinox Tiverton Strategy Fund (“Tiverton Strategy”) (each a “Fund”, collectively the “Funds”) are non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Funds currently offer Class I (Institutional) Shares that are offered at net asset value. The investment objective of each Fund is to achieve long term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Equinox Fund Management, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value NAV for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Funds’ assets and liabilities measured at fair value:

Abraham Strategy
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 219	$ -	$ 219
Total	$ -	$ 219	$ -	$ 219

Absolute Return Plus Strategy
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 4,001	$ -	$ 4,001
Total	$ -	$ 4,001	$ -	$ 4,001

Chesapeake Strategy
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 454	$ -	$ 454
Total	$ -	$ 454	$ -	$ 454

Eclipse Strategy
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 31,256	$ -	$ 31,256
Total	$ -	$ 31,256	$ -	$ 31,256

John Locke Strategy
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 844,846	$ -	$ 844,846
Total	$ -	$ 844,846	$ -	$ 844,846

QCM Strategy
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 2,502	$ -	$ 2,502
Total	$ -	$ 2,502	$ -	$ 2,502

Tiverton Strategy
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 1,504	$ -	$ 1,504
Total	$ -	$ 1,504	$ -	$ 1,504

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012

Consolidation of Subsidiaries – Equinox Abraham Strategy Fund with Equinox Abraham Strategy Fund Limited (“EAS-CFC”), Equinox Absolute Return Plus Strategy Fund with Equinox Absolute Return Plus Strategy Fund Limited (“EMS-CFC”), Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”), Equinox Eclipse Strategy Fund with Equinox Eclipse Strategy Fund Limited (“ES-CFC), John Locke Strategy Fund with Equinox John Locke Strategy Fund Limited ("EJLS-CFC"), Equinox QCM Strategy Fund with Equinox QCM Strategy Fund Limited (“EQCM-CFC”), and Equinox Tiverton Strategy Fund with Equinox Tiverton Strategy Fund Limited (“ETS-CFC”) – The Consolidated Financial Statements include the accounts of EAS-CFC, EMS-CFC, ECS-CFC, ES-CFC, EJLS-CFC, EQCM-CFC, and ET-CFC, collectively the “CFCs”, wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at September 30, 2012	% Of the Fund's Total Net Assets at September 30, 2012
EAS-CFC	4/19/2012	$ 1,781	9.01%
EMS-CFC	4/19/2012	$ 4,040	16.11%
ECS-CFC	4/19/2012	$ 1,546	16.21%
ES-CFC	4/19/2012	$ 33,855	22.03%
EJLS-CFC	2/27/2012	$ 846,281	24.62%
EQCM-CFC	2/27/2012	$ 2,810	26.96%
ETS-CFC	4/19/2012	$ 1,528	7.70%

The systematic trading companies are minority owned commodity pool (CP) subsidiaries which invest in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs. CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts. It is anticipated the CTA programs will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. The Funds held a non-controlling economic interest (less than 50%) in the systematic trading companies during the period ended September 30, 2012 and therefore did not consolidate the results of the systematic trading companies. The CFCs accounted for their respective investment in each systematic trading company at fair value, utilizing the net asset value provided by the underlying investment advisor. Investments in the systematic trading companies may be withdrawn on any business day given two business days’ notice.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012

The portfolio holdings of the underlying systematic trading companies were reviewed as of September 30, 2012 to determine if the proportionate interest in the underlying investments held by the systematic trading companies were greater than 5% of each Fund’s net asset value.  For each Fund, the proportionate interest in the underlying investments held by the systematic trading company represented less than 5% of the Fund’s net asset value as of September 30, 2012.

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are Controlled Foreign Corporations and as such are not subject to U.S. income tax. However, as wholly-owned Controlled Foreign Corporations, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Each Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – Each Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   Each Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.   Each Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012

3. INVESTMENT TRANSACTIONS

For the period ended September 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Sales
Abraham Strategy	$ -	$ -
Absolute Return Plus Strategy	3,912	-
Cantab Strategy	-	-
Cheseapeake Strategy	-	-
Crabel Two Plus Strategy	-	-
Eclipse Strategy	38,461	8,438
John Locke Strategy	1,024,641	147,647
QCM Strategy	3,211	1,182
Tiverton Strategy	1,605	-

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Equinox Fund Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 28, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.10%, per annum of each Fund’s average daily net assets. For the period ended September 30, 2012, the Advisor waived fees and reimbursement of expenses as follows:

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012

Fund
Abraham Strategy	$14,479
Absolute Return Plus Strategy	14,487
Cantab Strategy	18,632
Cheseapeake Strategy	14,486
Crabel Two Plus Strategy	18,610
Eclipse Strategy	59,473
John Locke Strategy	71,701
QCM Strategy	66,982
Tiverton Strategy	52,522

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund's operating expenses are subsequently less than 1.10%, of average daily net assets the Advisor shall be entitled to reimbursement by that Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.10% of average daily net assets for each share class. If fund operating expenses subsequently exceed 1.10% per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  The Advisor may seek reimbursement for the following amounts through September 30, 2015:

Fund
Abraham Strategy	$14,479
Absolute Return Plus Strategy	14,487
Cantab Strategy	18,632
Cheseapeake Strategy	14,486
Crabel Two Plus Strategy	18,610
Eclipse Strategy	59,473
John Locke Strategy	71,701
QCM Strategy	66,982
Tiverton Strategy	52,522

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Equinox Funds Trust has adopted, on behalf of the Funds, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the period ended September 30, 2012, the Funds did not pay distribution related charges pursuant to the Plan.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012

Each Fund pays its pro rata share of an annual retainer of $20,000 to each Trustee who is not affiliated with the Trust or Advisor and reimburses Trustees for any reasonable expenses incurred attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

5.   Tax Components of Capital

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Post October & Late Year Losses	Unrealized Appreciation/ (Depreciation)	Other Book/Tax Differences	Total Accumulated Earnings/ (Deficits)
Abraham Strategy	$ -	$ -	$ -	$ -	$ -	$ (219)	$ (219)
Absolute Return Plus Strategy	74	-	-	-	-	-	74
Cantab Strategy	-	-	-	-	-	-	-
Chesapeake Strategy	-	-	-	-	-	(454)	(454)
Crabel Two Plus Strategy	-	-	-	-	-	-	-
Eclipse Strategy	887	-	-	-	-	-	887
John Locke Strategy	12,777	-	-	-	(54,831)	-	(42,054)
QCM Strategy	420	-	-	-	-	-	420
Tiverton Strategy	-	-	-	-	-	(101)	(101)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment loss and accumulated net realized gain from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries.

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, resulted in reclassification for the period ended September 30, 2012 as follows:

	Paid in Capital	Accumulated Net Investment Loss
Abraham Strategy	$ (22)	$ 22
Absolute Return Plus Strategy	-	-
Cantab Strategy	-	-
Chesapeake Strategy	(13)	13
Crabel Two Plus Strategy	-	-
Eclipse Strategy	-	-
John Locke Strategy	-	-
QCM Strategy	-	-
Tiverton Strategy	(49)	49

6.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of September 30, 2012, beneficial ownership in excess of 25% is as follows:

	Beneficial Owner	% of Outstanding Shares
Abraham Strategy	Equinox Fund Management, LLC	50%
Absolute Return Plus Strategy	Equinox Fund Management, LLC	40%
Absolute Return Plus Strategy	NFS, LLC (for the benefit of others)	60%
Cantab Strategy	NFS, LLC (for the benefit of others)	91%
Cheseapeake Strategy	Equinox Fund Management, LLC	100%
Crabel Two Plus Strategy	Equinox Fund Management, LLC	100%
Eclipse Strategy	NFS, LLC (for the benefit of others)	75%
John Locke Strategy	Charles Schwab (for the benefit of others)	99%
QCM Strategy	Equinox Fund Management, LLC	100%
Tiverton Strategy	Equinox Fund Management, LLC	50%
Tiverton Strategy	NFS, LLC (for the benefit of others)	50%

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012

7.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s consolidated financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

8.  SUBSEQUENT EVENTS

During a meeting of the Board of Trustees (“Board”) of the Equinox Funds Trust held on November 16, 2012, the Board determined that it was in the best interests of the Cantab Strategy Fund and its shareholders to close the Fund. The Fund intends to liquidate its assets and distribute its liquidation proceeds by the end of December.

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events, except as noted above, to report through the issuance of these financial statements.

Equinox Funds Trust

EXPENSE EXAMPLES

September 30, 2012 (Unaudited)

As a shareholder of the Equinox Abraham Strategy Fund, the Equinox Absolute Return Plus Strategy Fund, the Equinox Chesapeake Strategy Fund, the Equinox Eclipse Strategy Fund, the Equinox John Locke Strategy Fund, the Equinox QCM Strategy Fund, or the Equinox Tiverton Strategy Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012* through September 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
Actual	4/1/2012	9/30/2012	4/1/12– 9/30/12	Expense Ratio
Eclipse Strategy - Class I	$ 1,000.00	$ 1,035.00	$ 5.60	1.10%
John Locke Strategy - Class I	1,000.00	1,008.30	5.52	1.10%
QCM Strategy - Class I	1,000.00	1,029.30	5.58	1.10%

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period**	Annualized
Actual	4/19/2012	9/30/2012	4/19/12– 9/30/12	Expense Ratio
Abraham Strategy – Class I	$ 1,000.00	$ 979.00	$ 4.88	1.10%
Absolute Return Plus Strategy – Class I	1,000.00	1,004.00	4.94	1.10%
Crabel Two Plus Strategy – Class I	1,000.00	1,000.00	4.93	1.10%
Chesapeake Strategy – Class I	1,000.00	954.00	4.82	1.10%
Cantab Strategy – Class I	1,000.00	1,000.00	4.93	1.10%
Tiverton Strategy – Class I	1,000.00	985.00	4.89	1.10%

Equinox Funds Trust

EXPENSE EXAMPLES

September 30, 2012 (Unaudited)(Continued)

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period +	Annualized
(5% return before expenses)	4/1/2012	9/30/2012	4/1/12 – 9/30/12	Expense Ratio
Abraham Strategy – Class I	$ 1,000.00	$ 1,019.50	$ 5.55	1.10%
Absolute Return Plus Strategy – Class I	1,000.00	1,019.50	5.55	1.10%
Crabel Two Plus Strategy – Class I	1,000.00	1,019.50	5.55	1.10%
Chesapeake Strategy – Class I	1,000.00	1,019.50	5.55	1.10%
Cantab Strategy – Class I	1,000.00	1,019.50	5.55	1.10%
Eclipse Strategy - Class I	1,000.00	1,019.50	5.55	1.10%
John Locke Strategy - Class I	1,000.00	1,019.50	5.55	1.10%
QCM Strategy - Class I	1,000.00	1,019.50	5.55	1.10%
Tiverton Strategy – Class I	1,000.00	1,019.50	5.55	1.10%

* Actual Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

** Actual Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (164) divided by the number of days in the fiscal year (366).

+ Hypothetical Expense information for the Funds is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183 and divided by 366 (to reflect the full half-year period).

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Equinox Funds Trust

and the Shareholders of Equinox Abraham Strategy Fund, Equinox  Absolute Return Plus Strategy Fund, Equinox Cantab Strategy Fund, Equinox Chesapeake Strategy Fund, Equinox Crabel Two Plus Strategy Fund, Equinox Eclipse Strategy Fund, Equinox John Locke Strategy Fund, Equinox QCM Strategy Fund and Equinox Tiverton Strategy Fund

We have audited the accompanying statements of assets and liabilities of Equinox Abraham Strategy Fund, Equinox  Absolute Return Plus Strategy Fund, Equinox Cantab Strategy Fund, Equinox Chesapeake Strategy Fund, Equinox Crabel Two Plus Strategy Fund, Equinox Eclipse Strategy Fund, Equinox John Locke Strategy Fund, Equinox QCM Strategy Fund and Equinox Tiverton Strategy Fund (collectively the Funds), including the portfolios of investments, as of September 30, 2012, and the related statements of operations, changes in net assets and the financial highlights for the periods from the commencement of operations (either January 25, 2012 or April 19, 2012 depending on the respective fund) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equinox Abraham Strategy Fund, Equinox  Absolute Return Plus Strategy Fund, Equinox Cantab Strategy Fund, Equinox Chesapeake Strategy Fund, Equinox Crabel Two Plus Strategy Fund, Equinox Eclipse Strategy Fund, Equinox John Locke Strategy Fund, Equinox QCM Strategy Fund and Equinox Tiverton Strategy Fund as of September 30, 2012, and the results of their operations, the changes in their net assets and their financial highlights for the periods from the commencement of operations (either January 25, 2012 or April 19, 2012 depending on the respective fund) through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/McGladrey LLP

Denver, Colorado

November 29, 2012

Equinox Funds Trust

SUPPLEMENTAL INFORMATION

September 30, 2012 (Unaudited)

At an in-person meeting held on May 11, 2011, the Board of Trustees (the “Board”) of Equinox Funds Trust (the “Trust”), including those Trustees who are not “interested persons” (“Independent Trustees”) as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved an investment advisory agreement (the “Agreement”) between Equinox Fund Management, LLC (the “Adviser”) and the Trust, on behalf of each of the following nine series of the Trust: (i) Equinox Abraham Strategy Fund, (ii) Equinox Absolute Return Plus Strategy Fund, (iii) Equinox Cantab Strategy Fund, (iv) Equinox Chesapeake Strategy Fund, (v) Equinox Crabel Two Plus Strategy Fund, (vi) Equinox Eclipse Strategy Fund, (vii) Equinox John Locke Strategy Fund, (viii) Equinox QCM Strategy Fund and (ix) Equinox Tiverton Strategy Fund (each a “Fund” and collectively the “Funds”).  In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services to be performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a Fund, (iv) how the Adviser will manage the Funds including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information, (vi) brokerage selection procedures, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service a Fund, and (ix) compliance with federal securities laws and other regulatory requirements. In addition, the Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.  Legal counsel to the Board reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the Trustees of an investment company.  In addition, the Trustees were reminded that the SEC requires disclosure in shareholder reports to discuss, in reasonable detail, the material factors and the conclusions that formed the basis for a Board’s approval of an investment advisory agreement.

Representative of the Adviser attended the meeting in person and discussed the Adviser’s history, experience with managed futures funds, and the Funds’ investment strategies in connection with the proposed Agreement and answered questions from the Board.  The Trustees reviewed information provided by the Adviser regarding the proposed advisory fees and an analysis of these fees in relation to the proposed delivery of the services to each Fund, the estimated costs of providing such services and the anticipated profitability of the Adviser in general and as a result of the fees to be received from a Fund, and any other ancillary benefit resulting from the Adviser’s relationship with a Fund.

The Trustees reviewed the services to be provided to the Funds by the Adviser as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds.  The Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund were appropriate and consistent with the terms of the Agreement, respectively, that the quality of the proposed services appeared to be consistent with industry norms and that each Fund were likely to benefit from the provision of those services.  They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and had demonstrated its ability to attract and retain qualified personnel.

Equinox Funds Trust

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2012 (Unaudited)

The Trustees then considered the costs of the services to be provided by the Adviser, the proposed compensation and expected benefits received by the Adviser in providing services to each Fund, as well as the Adviser’s anticipated profitability.  It was noted that the Adviser’s anticipated level of profitability is an important factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of each Fund specifically.  The Trustees concluded that the Adviser’s anticipated fees derived from its relationship with the Trust in light of each Fund’s expenses, were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies.  In so concluding, the Trustees noted that the Adviser has contractually agreed to waive the fee it receives from each Fund in an amount equal to the management fee paid to the Adviser by each Fund’s respective wholly-owned subsidiary.  The Trustees also concluded that the overall expense ratio of the each Fund was reasonable, taking into account the projected growth and size of each Fund, the quality of services to be provided by the Adviser, and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders.  The Board determined that economies of scale should be achieved at higher asset levels for each Fund for the benefit of each Fund’s shareholders.  Nevertheless, the Board concluded that, based on expected asset levels, the benefits derived from economies of scale were given minimal weight at this time.  The Board further noted it will consult with the Adviser from time to time regarding the implementation of asset level breakpoint reductions in the advisory fee as each Fund’s assets increase and actual economies of scale are achieved.

In arriving its decision to approve the Agreement, the Board did not identify any single matter as controlling, but made their determination in light of all the relevant factors and circumstances.

Equinox Commodity Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2012 (Unaudited)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last 5 Years

Independent Trustees

DAVID P. DeMUTH Date of Birth: 9/1945	Trustee Since December 2010	Consultant, CFO Consulting Partners, LLC from May 2004 to present.	13	None

KEVIN R. GREEN Date of Birth: 7/1954	Trustee Since December 2010	Founding Managing Director, TripleTree, LLC (investment banking consulting firm) from 1997 to present.	13	Director of BlueCross BlueShield of Minnesota (healthcare services).

JAY MOORIN Date of Birth: 7/1951	Trustee Since December 2010	Managing Partner, ProQuest Management, LLC from September 1998 to present.	13	Director of Novacea Inc. (pharmaceutical company; now Transcept Pharmaceuticals, Inc.) from May 2006 to October 2008.

Interested Trustee

ROBERT J. ENCK Date of Birth: 9/1962	Chairman, Trustee, President and Principal Executive Officer Since December 2010	President and Chief Executive Officer, Equinox Fund Management, LLC from March 2007 to present; and Sr. Managing Director, The Hermes Group, LLC from July 2004 to March 2007.	13	Executive Committee Member of The Frontier Fund (commodity pool).

Executive Officers

VANCE J. SANDERS Date of Birth: 3/1967	Treasurer and Principal Financial Officer Since December 2010	Controller and Chief Technology Officer, Equinox Fund Management (since 2008); Consultant, Ajilon Consulting (2007); Senior Manager/Consultant, K-Financial (2005 – 2007).	N/A	N/A

Equinox Commodity Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2012 (Unaudited)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last 5 Years

Executive Officers (Continued)

PHILIP LIU Date of Birth: 3/1973	Secretary Since December 2010

General Counsel, Equinox Fund Management, LLC (since 2009); Sr. Vice President, HSBC Bank USA, N.A. from (2007 – 2009); Attorney-at-Law, Cadwalader LLP from (2006 – 2007); Attorney-at-Law, Shearman & Sterling LLP (2001 - 2006).

			N/A	N/A

KEVIN E. WOLF Date of Birth: 11/1969	Assistant Treasurer Since December 2010	Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004).	N/A	N/A

JAMES P. ASH Date of Birth: 9/1976	Assistant Secretary Since December 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A

EMILE R. MOLINEAUX Date of Birth: 9/1962	Chief Compliance Officer and Anti-Money Laundering Officer Since December 2010	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003).	N/A	N/A

* Each Trustee and Officer shall serve until death, resignation or removal.
** The term "Fund Complex" refers to the Equinox Funds Trust.

*** Directorships are held in a company with a class of securities registered pursuant to section 12 of the Securities Exchange Act or subject to the requirements of section 15(d) of the Securities Exchange Act or a company registered as an investment company under the 1940 Act.

Rev. August 2011

PRIVACY NOTICE
FACTS		WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-888-643-3431

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Equinox Funds Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC

1775 Sherman Street, Suite 2500

Denver, CO 80203

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  (a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 – $ 45,000

(b)

Audit-Related Fees

2012 – None

(c)

Tax Fees

2012 - $ 16,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

 2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          2012 - None

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

       Robert J. Enck, President

Date

12/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

        Robert J. Enck, President

Date

12/7/12

By (Signature and Title)

/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

12/7/12